Consolidated Statement of Changes in Equity - USD ($) $ in Millions	Total	Series A Common and Common shares	Capital in excess of par value	Treasury shares	Accumulated other comprehensive income (loss)	Retained earnings	Total TDS shareholders' equity	Noncontrolling interests
Retained earnings | ASC 606	$ 195				$ (1)	$ 165	$ 164	$ 31
Beginning balance at Dec. 31, 2017	4,892	$ 1	$ 2,413	$ (669)	(1)	2,525	4,269	623
Net income attributable to TDS shareholders	135					135	135
Net income attributable to noncontrolling interests classified as equity	28						0	28
Other comprehensive income (loss)	(8)				(8)		(8)
TDS Common and Series A Common Share dividends	(72)					(72)	(72)
Dividend reinvestment plan	12		1	25		(14)	12
Incentive and compensation plans	59		17	125		(83)	59
Adjust investment in subsidiaries for repurchases, issuances and other compensation plans	55		1				1	54
Distributions to noncontrolling interests	(3)						0	(3)
Ending balance at Dec. 31, 2018	5,293	1	2,432	(519)	(10)	2,656	4,560	733
Retained earnings | ASC 842	2					2	2
Net income attributable to TDS shareholders	121					121	121
Net income attributable to noncontrolling interests classified as equity	26						0	26
Other comprehensive income (loss)	1				1		1
TDS Common and Series A Common Share dividends	(75)					(75)	(75)
Dividend reinvestment plan	15		1	20		(6)	15
Incentive and compensation plans	12		18	20		(26)	12
Adjust investment in subsidiaries for repurchases, issuances and other compensation plans	12		17				17	(5)
Distributions to noncontrolling interests	(3)						0	(3)
Ending balance at Dec. 31, 2019	5,404	1	2,468	(479)	(9)	2,672	4,653	751
Retained earnings	2,672
Retained earnings | ASC 326	(2)					(2)	(2)
Net income attributable to TDS shareholders	226					226	226
Net income attributable to noncontrolling interests classified as equity	43						0	43
Other comprehensive income (loss)	5				5		5
TDS Common and Series A Common Share dividends	(78)					(78)	(78)
Repurchase of Common Shares	(14)			(14)			(14)
Dividend reinvestment plan	3			3		0	3
Incentive and compensation plans	18		21	13		(16)	18
Adjust investment in subsidiaries for repurchases, issuances and other compensation plans	(10)		(7)				(7)	(3)
Distributions to noncontrolling interests	(2)						0	(2)
Ending balance at Dec. 31, 2020	5,593	$ 1	$ 2,482	$ (477)	$ (4)	$ 2,802	$ 4,804	$ 789
Retained earnings	$ 2,802